Accounts Payable and Accrued Expenses	12 Months Ended
Jul. 31, 2012
Payables and Accruals [Abstract]
Accounts Payable and Accrued Liabilities Disclosure [Text Block]

Note 7 - Accounts Payable and Accrued Expenses:

Accounts payable and accrued expenses consist of the following:

	July 31,
	2012	2011

Accounts Payable & Accruals – General and Administrative	$3,556,160	$4,805,091
Accounts Payable & Accruals – Research and Development	2,691,192	2,151,333
Accounts Payable & Accruals – Selling and Marketing	290,534	434,265
Accrued Make Whole Payments on Convertible Preferred Stock (see Note 11)	402,300	347,490
Executive Compensation and Directors’ Fees Payable	75,466	—
Total	$7,015,652	$7,738,179